Costs and expenses by nature:	12 Months Ended
Dec. 31, 2021
Costs and expenses by nature:
Costs and expenses by nature:

Note 4 - Costs and expenses by nature:

	Year ended December 31,
	2019		2020		2021
Short term benefits	Ps.	1,199,217	Ps.	1,039,883	Ps.	1,167,302
Electric power		474,719		382,026		419,909
Maintenance and conservation		699,557		447,884		611,274
Professional fees		308,740		251,621		225,321
Insurance and bonds		225,252		127,750		227,342
Surveillance services		325,613		275,206		294,807
Cleaning services		232,219		207,599		209,447
Technical assistance (Note 15.4)		404,086		175,615		391,698
Right of use of assets under concession (DUAC) (1)		986,850		535,379		948,062
Amortization and depreciation of intangible assets, furniture and equipment		1,836,897		1,934,766		1,993,342
Consumption of commercial items		323,899		169,298		333,192
Construction services (Note 3.1.3)		1,236,193		3,657,086		3,146,166
Termination benefits (Note 17.17)		1,922		2,382		2,866
Employees’ statutory profit sharing		10,250		3,115		84,670
Impairment of accounts receivable (Note 6)		12,127		154,417		9,331
Other		267,521		143,409		62,258

Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	Ps.	8,545,062	Ps.	9,507,436	Ps.	10,126,987
(1)

As of December 31, 2019, 2020 and 2021, respectively, Ps.484,402, Ps.254,337 and Ps.476,536, respectively, correspond to the consideration paid for the concessions in Mexico, equivalent to 5% of the gross profits of each concession. Ps.361,029, Ps.149,602 and Ps.308,638 correspond to the consideration of the Airplan concession equivalent to 19% of gross profits. Ps.141,419, Ps.131,440 and Ps.162,888, for the consideration of the Aerostar concession at 5% of the airport’s gross profits.

4.1) Grant - Aerostar

CARES Act

On May 12, 2020, the United States Government, through the FAA, awarded Aerostar a financial aid grant under the CARES Act amounting to USD33,417 (approximately Ps.717,590) to respond to the impacts of COVID-19. These funds may be used by the Company within a period of four years and for any purpose for which airport revenues may be lawfully used, except for new airport development projects. The funds will be received by means of reimbursements once the invoice for the expense incurred has been submitted to the FAA through the established means. These invoices have to include enough details to permit the FAA to verify compliance with its Revenue Use Policy. After receiving reimbursement of the verified expenses, the Company discounts the related verified expenses within the same period, as refunds to the authorities are not possible. At December 31, 2020, the Company is not in breach of conditions nor are there any other contingencies relating to these grants. The Company did not benefit directly in any other way from government assistance.

Over the year, the Company received USD17,125 (approximately Ps.367,752) for reimbursements of invoices submitted to the authority, of which Ps.339,681 are recognized net of the pertinent expense or cost at December 31, 2020. The items to which they relate are the following: Short-term benefits Ps.165,894; Amortization of insurance and bonding Ps.142,274; Others Ps.23,650, which includes sewage services, waste disposal, among others; and Maintenance and preservation Ps.7,863. Advance payments for Insurance and bonding are presented in the Statement of Financial Position as deductions, in accordance with the accounting policy.

During 2021, the Company received the amount of USD16,292 (approximately Ps.33,477), related to the complement of the CARES Act, for reimbursements verifications presented to the authority, thus exhausting the resources of the first CARES Act aid program for USD33,417, which are presented net of the expense or cost corresponding to December 31, 2021. The related items are: Short-term benefits Ps.165,489; amortization of Insurance and bonds Ps.31,909; Other Ps.95118, which includes sewage services, garbage disposal, among others, and Maintenance and conservation Ps.40,961. Advance payments for insurance and bonds are deducted from the statement of financial position, in accordance with accounting policy.

CRRSA Act

On February 18, 2021, official confirmation was received from the FAA granting Aerostar the approval of this Federal assistance under the Coronavirus Response and Relief Supplemental Appropriation Act (CRRSA Act) for a total amount of USD10,577 (approximately Ps.210,574), without any cost, which can be credited by the Company within a period of 4 years and can be used for costs related to operations: personnel, cleaning services, sanitization and even for equipment replacement strictly related to the operation of the Airport. Additionally it can be destined for the payment of debt. The funds will be received by means of reimbursements once the invoice for the expense incurred, which must include sufficient details to allow verification of compliance with the policy for the use of the grant, has been submitted to the FAA through the established means. During the year 2021, the Company received the amount of USD983 (approximately Ps.20,122), for reimbursements from the authority, which are presented net of the expense or cost corresponding to December 31, 2021. The concepts with which relate are: Other Ps.20,122. As of December 31, 2021, there are no unfulfilled conditions or other contingencies related to these grants.

ARPA Act

On November 5, 2021, the Federal Aviation Administration awarded subsidiary Aerostar an airport rescue grant offer under the American Rescue Plan Act (ARPA) for a total amount of USD35,716 (approximately Ps.731,106), at no cost, for a period of 4 years and can be used to finance costs related to staff operations, cleaning, disinfection, and even payment of debt service. As of December 31, 2021, there are no unfulfilled conditions or other contingencies related to these grants other than incurring qualified expenses for reimbursement. As of December 31, 2021, ARPA funds have not been received, they will be accounted for as an offset to expenses once expense reimbursements are received. The Company has not used these resources and did not directly benefit from any other form of government assistance. (See Note 17.22).

4.2) Mexico subcontracting reform

On April 23, 2021, several provisions were published in the Federal Labor Law, Social Security Law, Law of the Institute of the National Housing Fund for Workers, Fiscal Code of the Federation, Income Tax Law and Value Added Tax Law in order to regulate the subcontracting of personnel.

In general terms, the main aspects are: a) prohibit the subcontracting of personnel, b) incorporate rules into the current legislation that allow legal entities and individuals to contract only specialized services or the execution of specialized works, provided that they are not part of the corporate purpose or the predominant economic activity of the beneficiary of the same, c) establish maximum amounts for the payment of PTU, and d) creation of the Registry of Providers of Specialized Services and Specialized Works (REPSE) of the Ministry of Labor and Social Welfare (STPS).

These subcontracting reforms entered into force the day after their publication, except for what refers to the obligations indicated in fiscal matters which entered into force on August 1, 2021 and those of the regulations of Section B), of the Federal Law of Workers to State Service that will come into force in the year 2022.

The Company carried out an analysis on the application of these new provisions and did not have a material impact on the consolidated financial statements.